Share-Based Compensation - Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return, minimum	3.16%	2.47%	1.75%
Risk-free interest rate of return, maximum	3.66%	2.87%	2.70%
Contractual term	10 years	10 years	10 years
Volatility, minimum	50.00%	50.70%	52.50%
Volatility, maximum	50.70%	54.00%	55.30%
Dividend yield	0.00%	0.00%	0.00%
Exercise price	$ 0.0002	$ 0.0002	$ 0.0002
2018 Plan | Options classified as Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return	3.58%
Contractual term	10 years
Volatility	55.40%
Dividend yield	0.00%
2018 Plan | Options classified as Liability Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return, minimum	3.39%
Risk-free interest rate of return, maximum	3.58%
Contractual term	10 years
Volatility, minimum	55.40%
Volatility, maximum	55.60%
Dividend yield	0.00%
Exercise price	$ 0.002
2018 Plan | Minimum [Member] | Options classified as Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	1.6
2018 Plan | Maximum [Member] | Options classified as Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 25